Intangible assets, net - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 1,720.5	€ 1,602.8
Additions	35.9	115.8
Disposals	(0.2)	(0.2)
Effect of changes in exchange rates	(0.2)	2.1
Cost, Ending Balance	1,788.3	1,720.5	€ 1,602.8
Accumulated amortization, Beginning Balance	616.1	498.8
Amortization	123.5	115.4	103.7
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	(0.2)	(0.2)
Accumulated amortization, Ending Balance	739.4	616.1	498.8
Carrying amount	1,048.9	1,104.4
Berliner Glas
Finite-lived Intangible Assets [Roll Forward]
Additions	32.3
Accumulated Amortization
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	2.1
Brands
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	38.9	39.2
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	(0.3)
Cost, Ending Balance	38.9	38.9	39.2
Accumulated amortization, Beginning Balance	9.2	7.4
Amortization	1.9	1.9
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	11.1	9.2	7.4
Carrying amount	27.8	29.7
Brands | Berliner Glas
Finite-lived Intangible Assets [Roll Forward]
Additions	0.0
Brands | Accumulated Amortization
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	(0.1)
Intellectual property
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	142.4	68.9
Additions	2.5	73.7
Disposals	0.0	0.0
Effect of changes in exchange rates	(0.1)	(0.2)
Cost, Ending Balance	144.8	142.4	68.9
Accumulated amortization, Beginning Balance	70.6	62.8
Amortization	8.2	7.8
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	78.8	70.6	62.8
Carrying amount	66.0	71.8
Intellectual property | Berliner Glas
Finite-lived Intangible Assets [Roll Forward]
Additions	0.0
Intellectual property | Accumulated Amortization
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	0.0
Developed technology
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	1,200.1	1,199.9
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.2
Cost, Ending Balance	1,230.1	1,200.1	1,199.9
Accumulated amortization, Beginning Balance	428.6	346.5
Amortization	82.1	82.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	510.7	428.6	346.5
Carrying amount	719.4	771.5
Developed technology | Berliner Glas
Finite-lived Intangible Assets [Roll Forward]
Additions	30.0
Developed technology | Accumulated Amortization
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	0.1
Customer relationships
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	228.6	228.6
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, Ending Balance	228.6	228.6	228.6
Accumulated amortization, Beginning Balance	83.2	70.5
Amortization	12.7	12.7
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	95.9	83.2	70.5
Carrying amount	132.7	145.4
Customer relationships | Berliner Glas
Finite-lived Intangible Assets [Roll Forward]
Additions	0.0
Customer relationships | Accumulated Amortization
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	0.0
Other
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	110.5	66.2
Additions	33.4	42.1
Disposals	(0.2)	(0.2)
Effect of changes in exchange rates	(0.1)	2.4
Cost, Ending Balance	145.9	110.5	66.2
Accumulated amortization, Beginning Balance	24.5	11.6
Amortization	18.6	11.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	(0.2)	(0.2)
Accumulated amortization, Ending Balance	42.9	24.5	€ 11.6
Carrying amount	103.0	86.0
Other | Berliner Glas
Finite-lived Intangible Assets [Roll Forward]
Additions	2.3
Other | Accumulated Amortization
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ 0.0	€ 2.1